Equity (Details)		3 Months Ended	12 Months Ended
	Dec. 29, 2020 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) Vote $ / shares shares	Jan. 13, 2021	Dec. 31, 2019 USD ($) $ / shares	Dec. 19, 2019 USD ($) shares
Debt and Equity Securities, FV-NI [Line Items]
Number of shares authorized			951,000,000
Sellers | RSILP
Debt and Equity Securities, FV-NI [Line Items]
Purchased units	12,500,000
Class A Common Stock
Debt and Equity Securities, FV-NI [Line Items]
Common stock, shares authorized			750,000,000
Common stock, par value | $ / shares		$ 0.0001	$ 0.0001		$ 0.0001
Common Stock outstanding			44,792,517
Earnout interests			1,212,813
Treasury stock repurchased		218,589
Treasury stock average price | $ / shares		$ 15.85
Treasury stock of total cost | $		$ 3,500,000
Class A Common Stock | RSILP
Debt and Equity Securities, FV-NI [Line Items]
Earnout interests	1,212,813
Class V common stock
Debt and Equity Securities, FV-NI [Line Items]
Common stock, shares authorized			200,000,000
Common stock, par value | $ / shares		$ 0.0001	$ 0.0001		$ 0.0001
Common Stock outstanding			160,000,000
Earnout interests			15,000,000
Class V common stock | RSILP
Debt and Equity Securities, FV-NI [Line Items]
Common stock, par value | $ / shares	$ 0.0001
Earnout interests	15,000,000		15,000,000
Consideration for shares cancelled per unit exchanged | $			$ 0
Common Stock
Debt and Equity Securities, FV-NI [Line Items]
Number of Votes per Share | Vote			1
Preferred stock
Debt and Equity Securities, FV-NI [Line Items]
Number of shares authorized						1,000,000
Preferred stock, shares authorized			1,000,000
Preferred stock, par value | $ / shares			$ 0.0001
Number of Votes per Share | Vote			1
Shares of preferred stock outstanding			0
Common A-1 Units | RSILP
Debt and Equity Securities, FV-NI [Line Items]
Capital contributed | $			$ 6,500,000			$ 1,000,000
RSI GP
Debt and Equity Securities, FV-NI [Line Items]
Capital contributed | $					$ 14,500,000
Special Limited Partner | RSILP
Debt and Equity Securities, FV-NI [Line Items]
Amount distributed to the limited partners | $			$ 5,200,000
Special Limited Partner | Sellers | RSILP
Debt and Equity Securities, FV-NI [Line Items]
Purchased Units Cash Consideration | $	$ 125,000,000
Special Limited Partner | Common Stock | RSILP
Debt and Equity Securities, FV-NI [Line Items]
Purchased Units Cash Consideration | $	$ 125,000,000
Special Limited Partner | Common A-1 Units | RSILP
Debt and Equity Securities, FV-NI [Line Items]
Purchased units	172,500,000
Special Limited Partner | Common B-1 Units | RSILP
Debt and Equity Securities, FV-NI [Line Items]
Purchased units	12,500,000
Members' Deficit | RSI GP
Debt and Equity Securities, FV-NI [Line Items]
Capital contributed | $					$ 27,000,000
RSILP
Debt and Equity Securities, FV-NI [Line Items]
Percentage of common units retained by sellers		73.00%
RSILP | Sellers
Debt and Equity Securities, FV-NI [Line Items]
Percentage of common units retained by sellers		76.90%	76.90%
RSILP | Sellers | Earnout interests fully earned and no longer subject to restriction on transfer and voting | Maximum
Debt and Equity Securities, FV-NI [Line Items]
Percentage of common units retained by sellers				78.10%